DEBT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
DEBT
5. DEBT
Term Loan
On October 3, 2016, the Company entered into a loan and security agreement, or the Loan Agreement, with Pacific W es
tern Bank, as the collateral agent and a lender, or the Lender, pursuant to which the Company has borrowed $10.0 million from the Lender, or the Term A Loan. The Term A Loan bore interest at a variable annual rate equal to the greater of (i) 4.50% or (ii) the Lender’s prime interest rate plus 0.75%, and matured on July 3, 2022. The Term A Loan had an interest-only period through April 3, 2020, which was followed by equal monthly principal payments and was paid in full on July 5, 2022.